SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (4,035)	¥ (27,836)	¥ (670,087)	¥ (62,208)
Comprehensive loss attributable to UTime Limited	$ (6,763)	(46,653)	(659,503)	(59,428)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Loss from equity method investments		28,691	(558,399)	(50,082)
Operating expenses		(56,527)	(111,688)	(10,802)
Net loss		(27,836)	(670,087)	(60,884)
Foreign currency translation difference		(18,817)	10,584	1,456
Comprehensive loss attributable to UTime Limited		¥ (46,653)	¥ (659,503)	¥ (59,428)